FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INCOME
Income from short-term investments	R$ 353,481	R$ 543,507	R$ 392,445
Interest income and other financial income	372,673	359,512	213,917
Financial Income	726,154	903,019	606,362
Interest on debt	(796,933)	(840,069)	(964,607)
Monetary variation and other financial expenses	(711,406)	(556,720)	(598,551)
Financial Expenses	(1,508,339)	(1,396,789)	(1,563,158)
Adjustments due to hyperinflation in Argentina	(825,818)	(692,587)	(596,836)
Other exchange variations	(238,583)	(157,788)	(377,873)
Exchange Variation, net	(1,064,401)	(850,375)	(974,709)
Tax credits monetary update		253,002
Gains and losses on derivative financial instruments, net	(176,901)	(14,979)	39,079
Financial result, net	R$ (2,023,487)	R$ (1,106,122)	R$ (1,892,426)